OTHER PAYABLES AND ACCRUALS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Accrued operating expenses	¥ 4,922		¥ 4,527
Deposits received from travel suppliers and packaged tours users	986		945
Current lease liabilities	363		409
Payable related to acquisition and investments	377		346
Accruals for property and equipment	94		126
Others	559		770
Total	¥ 7,301	$ 1,145	¥ 7,123
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total	Total